Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS World Dividend Fund

Henning Potstada, Christoph-Arend Schmidt and Stefan Flasdick have been added as portfolio managers of the fund and, together with Fabian Degen and Sebastian P. Werner, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS World Dividend Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Henning Potstada, Christoph-Arend Schmidt and Stefan Flasdick is as of August 31, 2019, and the information for Fabian Degen and Sebastian P. Werner is as of October 31, 2018.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Fabian Degen	$50,001 - $100,000	$50,001 - $100,000
Sebastian P. Werner	$0	$0
Henning Potstada	$0	$0
Christoph-Arend Schmidt	$0	$0
Stefan Flasdick	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

November 1, 2019
SAISTKR-48

Fabian Degen	0	$0	0	$0
Sebastian P. Werner	8	$4,039,620,454	0	$0
Henning Potstada	1	$33,735,876	0	$0
Christoph-Arend Schmidt	1	$33,735,876	0	$0
Stefan Flasdick	1	$33,735,876	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Fabian Degen	2	$37,192,562	0	$0
Sebastian P. Werner	1	$226,651,414	0	$0
Henning Potstada	3	$3,178,520,120	0	$0
Christoph-Arend Schmidt	2	$1,492,360,856	0	$0
Stefan Flasdick	2	$70,179,011	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Fabian Degen	0	$0	0	$0
Sebastian P. Werner	15	$205,605,776	0	$0
Henning Potstada	4	$1,342,678,353	0	$0
Christoph-Arend Schmidt	0	$0	0	$0
Stefan Flasdick	0	$0	0	$0

Please Retain This Supplement for Future Reference

November 1, 2019
SAISTKR-48